Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 921	$ 619
Short-term investments		17	100
Accounts receivable
Customers and agents, less allowances of $71 and $61, respectively		992	861
Other, less allowances of $2 and $2, respectively		107	100
Inventory, net		150	145
Prepaid expenses		103	112
Income taxes receivable		12	2
Other current assets		28	27
Total current assets		2,330	1,966
Assets held for sale		54	10
Licenses		2,195	2,232
Goodwill		509	509
Other intangible assets, net of accumulated amortization of $168 and $142, respectively		253	279
Investments in unconsolidated entities		480	453
Property, plant and equipment
In service and under construction		12,074	11,742
Less: Accumulated depreciation and amortization		8,728	8,318
Property, plant and equipment, net		3,346	3,424
Other assets and deferred charges		616	422
Total assets	[1]	9,783	9,295
Current liabilities
Current portion of long-term debt		21	20
Accounts payable		365	368
Customer deposits and deferred revenues		197	223
Accrued interest		11	11
Accrued taxes		44	64
Accrued compensation		127	126
Other current liabilities		114	106
Total current liabilities		879	918
Liabilities held for sale		1	0
Deferred liabilities and credits
Deferred income tax liability, net		640	552
Other deferred liabilities and credits		541	495
Long-term debt, net		2,418	2,437
Commitments and contingencies
Noncontrolling interests with redemption features		11	1
TDS shareholders’ equity
Series A Common and Common Shares Authorized 290 shares (25 Series A Common and 265 Common Shares) Issued 133 shares (7 Series A Common and 126 Common Shares) Outstanding 114 shares (7 Series A Common and 107 Common Shares) and 111 shares (7 Series A Common and 104 Common Shares), respectively Par Value ($.01 per share)		1	1
Capital in excess of par value		2,432	2,413
Treasury shares, at cost, 19 and 22 Common Shares, respectively		(519)	(669)
Accumulated other comprehensive loss		(10)	(1)
Retained earnings		2,656	2,525
Total TDS shareholders’ equity		4,560	4,269
Noncontrolling interests		733	623
Total equity		5,293	4,892
Total liabilities and equity	[1]	$ 9,783	$ 9,295

[1]	The consolidated total assets as of December 31, 2018 and 2017, include assets held by consolidated variable interest entities (VIEs) of $848 million and $765 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2018 and 2017, include certain liabilities of consolidated VIEs of $21 million for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 14 — Variable Interest Entities for additional information.